UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21064

ALLIANCEBERNSTEIN GLOBAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2010

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Growth Fund

Portfolio of Investments

September 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.1%
Financials - 18.3%
Capital Markets - 7.9%
The Blackstone Group LP	36,600	$519,720
Credit Suisse Group AG (a)	25,937	1,443,079
Franklin Resources, Inc.	2,300	231,380
The Goldman Sachs Group, Inc.	8,000	1,474,800
Macquarie Group Ltd.	17,381	897,387

		4,566,366

Commercial Banks - 5.0%
Banco Santander Central Hispano SA	34,500	557,327
Barclays PLC (b)	84,900	503,145
BNP Paribas SA	4,800	385,210
Industrial & Commercial Bank of China Ltd.-Class H	753,000	563,768
Itau Unibanco Holding SA	14,162	285,382
Standard Chartered PLC	24,022	593,376

		2,888,208

Diversified Financial Services - 3.2%
CME Group, Inc.-Class A	1,450	446,876
Companhia Brasileira de Meios de Pagamento	7,500	74,424
JP Morgan Chase & Co.	30,400	1,332,128

		1,853,428

Insurance - 1.5%
China Life Insurance Co. Ltd.-Class H	89,000	388,275
QBE Insurance Group Ltd.	23,713	501,385

		889,660

Thrifts & Mortgage Finance - 0.7%
Housing Development Finance Corp.	7,240	414,122

		10,611,784

Information Technology - 17.8%
Communications Equipment - 2.8%
Alcatel-Lucent (b)	24,518	110,436
Cisco Systems, Inc. (b)	27,158	639,299
Juniper Networks, Inc. (b)	9,200	248,584
QUALCOMM, Inc.	6,200	278,876
Research In Motion Ltd. (b)	1,900	128,345
Tandberg ASA	9,320	223,834

		1,629,374

Computers & Peripherals - 4.2%
Apple, Inc. (b)	3,994	740,368
Dell, Inc. (b)	17,700	270,102

EMC Corp. (b)	20,700	352,728
Hewlett-Packard Co.	11,900	561,799
NetApp, Inc. (b)	10,700	285,476
Toshiba Corp. (b)	45,000	235,541

		2,446,014

Electronic Equipment, Instruments & Components - 0.6%
Hirose Electric Co. Ltd.	100	11,249
HON HAI Precision Industry Co. Ltd.	52,712	210,482
Keyence Corp.	650	138,484

		360,215

Internet Software & Services - 1.5%
Google, Inc.-Class A (b)	1,445	716,504
Tencent Holdings Ltd.	7,600	122,564

		839,068

IT Services - 1.3%
Cognizant Technology Solutions Corp.-Class A (b)	7,400	286,084
Visa, Inc.-Class A	7,000	483,770

		769,854

Office Electronics - 0.6%
Canon, Inc.	8,700	348,578

Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	8,400	231,672
Disco Corp.	1,900	126,328
Intel Corp.	26,800	524,476
Marvell Technology Group Ltd. (b)	15,000	242,850
Nvidia Corp. (b)	15,300	229,959
Samsung Electronics Co. Ltd.	347	239,565
United Microelectronics Corp. (ADR) (b)	29,600	112,480

		1,707,330

Software - 3.8%
Activision Blizzard, Inc. (b)	34,100	422,499
Adobe Systems, Inc. (b)	6,808	224,936
Microsoft Corp.	29,200	755,988
Oracle Corp.	20,100	418,884
Red Hat, Inc. (b)	6,900	190,716
Salesforce.com, Inc. (b)	3,600	204,948

		2,217,971

		10,318,404

Energy - 10.8%
Energy Equipment & Services - 2.4%
Cameron International Corp. (b)	16,000	605,120
Cie Generale de Geophysique-Veritas (b)	10,902	255,559
Schlumberger Ltd.	8,900	530,440

		1,391,119

Oil, Gas & Consumable Fuels - 8.4%
BG Group PLC	44,105	768,705
BP PLC	50,439	446,824
China Petroleum & Chemical Corp.-Class H	258,000	219,370

CNOOC Ltd.	286,000	386,321
Exxon Mobil Corp.	4,904	336,463
Occidental Petroleum Corp.	11,700	917,280
Oil Search Ltd.	68,815	390,395
Petroleo Brasileiro SA (Sponsored ADR)(Preference Shares)	9,500	373,445
Regal Petroleum PLC (b)	40,800	70,476
Tullow Oil PLC	17,739	320,954
Woodside Petroleum Ltd. (b)	12,942	593,720

		4,823,953

		6,215,072

Consumer Discretionary - 10.6%
Auto Components - 0.9%
Bridgestone Corp.	16,900	302,249
Denso Corp.	8,000	234,617

		536,866

Automobiles - 1.6%
Bayerische Motoren Werke AG	8,171	393,346
Fiat SpA (b)	21,509	277,489
Hyundai Motor Co.	1,000	94,397
Nissan Motor Co. Ltd. (b)	25,600	172,515

		937,747

Distributors - 0.7%
Li & Fung Ltd.	94,000	383,241

Diversified Consumer Services - 0.7%
Apollo Group, Inc.-Class A (b)	5,200	383,084

Hotels, Restaurants & Leisure - 1.0%
Carnival PLC	16,038	550,326
Ctrip.com International Ltd. (ADR) (b)	1,000	58,790

		609,116

Internet & Catalog Retail - 0.8%
Amazon.Com, Inc. (b)	5,000	466,800

Media - 2.1%
Eutelsat Communications	4,094	124,799
Time Warner Cable, Inc.-Class A	2,828	121,859
Time Warner, Inc.	13,100	377,018
The Walt Disney Co.	8,300	227,918
WPP PLC	41,669	358,389

		1,209,983

Multiline Retail - 0.8%
Kohl’s Corp. (b)	7,700	439,285

Specialty Retail - 1.6%
Belle International Holdings Ltd.	344,000	351,045
Lowe’s Cos, Inc.	28,000	586,320

		937,365

Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SA	1,229	123,956
Polo Ralph Lauren Corp.-Class A	1,500	114,930

		238,886

		6,142,373

Health Care - 10.6%
Biotechnology - 2.8%
Amgen, Inc. (b)	8,400	505,932
Celgene Corp. (b)	6,100	340,990
Gilead Sciences, Inc. (b)	11,300	526,354
Vertex Pharmaceuticals, Inc. (b)	6,000	227,400

		1,600,676

Health Care Equipment & Supplies - 3.0%
Alcon, Inc.	3,750	520,012
Baxter International, Inc.	11,000	627,110
Covidien PLC	14,368	621,560

		1,768,682

Health Care Providers & Services - 1.3%
Fresenius Medical Care AG & Co. KGaA	5,719	284,455
Medco Health Solutions, Inc. (b)	8,300	459,073

		743,528

Pharmaceuticals - 3.5%
Roche Holding AG	4,729	764,626
Schering-Plough Corp.	20,900	590,425
Shire PLC	8,281	143,756
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	10,400	525,824

		2,024,631

		6,137,517

Industrials - 10.2%
Aerospace & Defense - 1.8%
BAE Systems PLC	51,248	286,697
Boeing Co.	4,100	222,015
United Technologies Corp.	8,700	530,091

		1,038,803

Air Freight & Logistics - 0.5%
FedEx Corp.	4,000	300,880

Airlines - 0.3%
Continental Airlines, Inc.-Class B (b)	8,700	143,028

Electrical Equipment - 1.9%
ABB Ltd. (b)	16,058	322,900
Cooper Industries Ltd. (b)	7,200	270,504
Emerson Electric Co.	6,000	240,480
Gamesa Corp. Tecnologica SA	11,826	266,091

		1,099,975

Industrial Conglomerates - 2.0%
3M Co.	4,000	295,200
General Electric Co.	12,900	211,818
Siemens AG (a)	7,034	647,693

		1,154,711

Machinery - 2.0%
Danaher Corp.	3,390	228,215
Illinois Tool Works, Inc.	6,700	286,157
MAN AG	4,178	343,174
Minebea Co. Ltd.	5,000	22,887
SKF AB	16,623	261,452

		1,141,885

Road & Rail - 0.6%
Union Pacific Corp.	6,000	350,100

Trading Companies & Distributors - 1.1%
Mitsubishi Corp.	21,600	434,426
Mitsui & Co. Ltd.	16,300	212,058

		646,484

		5,875,866

Consumer Staples - 7.6%
Beverages - 2.6%
Anheuser-Busch InBev NV	13,183	604,677
Asahi Breweries Ltd.	19,300	352,472
Pepsico, Inc.	9,800	574,868

		1,532,017

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	8,300	468,618
Tesco PLC	91,999	588,946
Wal-Mart Stores, Inc.	11,100	544,899

		1,602,463

Food Products - 2.1%
Bunge Ltd.	3,900	244,179
General Mills, Inc.	5,500	354,090
Nestle SA (a)	14,213	606,762

		1,205,031

Personal Products - 0.1%
Hengan International Group Co. Ltd.	6,000	36,334

		4,375,845

Materials - 6.0%
Construction Materials - 0.4%
Anhui Conch Cement Co. Ltd.-Class H	10,000	66,313
CRH PLC (London)	6,387	177,345

		243,658

Metals & Mining - 5.6%
African Minerals Ltd. (b)	10,300	63,169
ArcelorMittal (Euronext Amsterdam)	12,596	454,211
Evraz Group Sa (GDR) (a)(b)	11,950	312,659
Freeport-McMoRan Copper & Gold, Inc.	5,400	370,494
Impala Platinum Holdings Ltd.	5,841	136,778
JFE Holdings, Inc.	7,600	259,885
Rio Tinto PLC	8,600	365,562
ThyssenKrupp AG	8,871	303,391
Vale SA (Sponsored ADR)-Class B	18,800	434,844
Xstrata PLC (b)	36,223	534,201

		3,235,194

		3,478,852

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 1.0%
Clearwire Corp.-Class A (b)	14,000	113,820
Telefonica SA	12,399	343,043
Vimpel-Communications (Sponsored ADR) (b)	6,000	112,200

		569,063

Wireless Telecommunication Services - 1.2%
America Movil SAB de CV Series L (ADR)	3,900	170,937
Vodafone Group PLC	246,953	554,766

		725,703

		1,294,766

Utilities - 1.0%
Electric Utilities - 0.4%
E.ON AG	5,030	212,896

Multi-Utilities - 0.6%
PG&E Corp.	8,900	360,361

		573,257

Total Common Stocks (cost $46,967,836)		55,023,736

WARRANTS - 0.4%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Credit Suisse, expiring 11/05/10 (b)	8,700	34,791

Semiconductors & Semiconductor Equipment - 0.2%
Mediatek, Inc. Credit Suisse/Nassau, expiring 2/23/12 (b)	8,100	134,582

		169,373

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Dana Gas PJSC, expiring 12/06/10 (b)	168,100	54,195

Total Warrants (cost $189,856)		223,568

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
BNP Paribas SA (b) (cost $0)	4,800	10,395

SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $1,215,399)	1,215,399	1,215,399

Total Investments - 97.6% (cost $48,373,091) (d)		56,473,098

Other assets less liabilities - 2.4%		1,388,593

Net Assets - 100.0%		$57,861,691

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 11/16/09	5,918	$4,922,296	$5,201,558	$279,262
Australian Dollar settling 11/16/09	658	562,445	578,341	15,896
Canadian Dollar settling 11/16/09	2,499	2,310,039	2,334,238	24,199
Canadian Dollar settling 11/16/09	609	563,159	568,848	5,689
Euro settling 11/16/09	2,204	3,133,779	3,225,117	91,338
Japanese Yen settling 11/16/09	148,431	1,524,715	1,654,035	129,320
New Zealand Dollar settling 11/16/09	3,974	2,659,003	2,860,989	201,986
Norwegian Kroner settling 11/16/09	4,866	821,645	841,236	19,591
Norwegian Kroner settling 11/16/09	11,357	1,859,000	1,963,404	104,404
Sale Contracts:
British Pound settling 11/16/09	214	357,303	341,948	15,355
Japanese Yen settling 11/16/09	56,829	600,507	633,272	(32,765)
Swiss Franc settling 11/16/09	286	270,424	276,072	(5,648)
Swiss Franc settling 11/16/09	2,194	2,034,684	2,117,842	(83,158)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate market value of these securities amounted to $3,010,193 or 5.2% of net assets.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund.

(d)	As of September 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,511,770 and gross unrealized depreciation of investments was $(1,411,763), resulting in net unrealized appreciation of $8,100,007.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
LP	- Limited Partnership

Country Breakdown *

AllianceBernstein Global Growth Fund

September 30, 2009 (unaudited)

Summary

47.0%	United States
10.9%	United Kingdom
6.5%	Switzerland
5.0%	Japan
4.2%	Australia
3.9%	China
3.9%	Germany
2.1%	Brazil
2.1%	Spain
1.9%	Ireland
1.8%	France
1.1%	Belgium
0.9%	Israel
6.6%	Other
2.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Canada, Hong Kong, India, Italy, Mexico, Netherlands, Norway, Russia, South Africa, South Korea, Sweden, Taiwan and United Arab Emirates.

September 30, 2009

The Fund adopted Financial Accounting Standards Board Fair Value Measurements, effective December 1, 2007. In accordance with the provisions set forth in U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1		Level 2		Level 3			Total
Investments in Securities
Common Stocks
Financials	$4,364,710		$6,247,074		$	- 0	-	$10,611,784
Information Technology	8,551,343		1,767,061			- 0	-	10,318,404
Energy	2,762,748		3,452,324			- 0	-	6,215,072
Consumer Discretionary	2,776,003		3,366,370			- 0	-	6,142,373
Health Care	4,944,680		1,192,837			- 0	-	6,137,517
Industrials	3,078,488		2,797,378			- 0	-	5,875,866
Consumer Staples	2,186,654		2,189,191			- 0	-	4,375,845
Materials	805,338		2,673,514			- 0	-	3,478,852
Telecommunication Services	396,957		897,809			- 0	-	1,294,766
Utilities	360,361		212,896			- 0	-	573,257
Pooled Investments	1,215,399							1,215,399
Warrants			34,791			188,777		223,568
Rights	- 0	-	- 0	-		10,395		10,395

	$31,442,681		$24,831,245			$199,172		$56,473,098
Other Financial Instruments*	- 0	-	$765,469			- 0	-	$765,469

Total	$31,442,681		$25,596,714			$199,172		$57,238,567

*	Other financial instruments are derivative instrument, such as forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of those securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants			Rights			Other Financial Instruments			Total
Balance as of 6/30/2009	$	- 0	-	$	- 0	-	$	- 0	-	$	- 0	-
Accrued discounts /premiums		- 0	-		- 0	-		- 0	-		- 0	-
Realized gain (loss)		2,673			- 0	-		- 0	-		2,673
Change in unrealized appreciation/depreciation		33,783			10,395			- 0	-		44,178
Net purchases (sales)		152,321			- 0	-		- 0	-		152,321
Net transfers in and/or out of Level 3		- 0	-		- 0	-		- 0	-		- 0	-

Balance as of 9/30/2009		$188,777			$10,395		$	- 0	-		$199,172
Net change in unrealized appreciation/depreciation from investments held as of 9/30/2009		33,783			10,395						44,178

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 23, 2009